Segment information - Income statement related (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Segment Reporting Information
Net revenues	SFr 6,194	SFr 5,776	SFr 5,581	SFr 11,970	SFr 10,968
Income/(loss) before taxes	1,551	1,201	1,302	2,752	2,364
Operating Segments [Member] | Swiss Universal Bank
Segment Reporting Information
Net revenues	1,504	1,509	1,476	3,013	2,855
Income/(loss) before taxes	687	589	654	1,276	1,204
Operating Segments [Member] | International Wealth Management
Segment Reporting Information
Net revenues	1,274	1,502	1,369	2,776	2,786
Income/(loss) before taxes	348	537	444	885	967
Operating Segments [Member] | Asia Pacific
Segment Reporting Information
Net revenues	1,064	1,025	913	2,089	1,767
Income/(loss) before taxes	298	252	237	550	420
Operating Segments [Member] | Global Markets
Segment Reporting Information
Net revenues	1,901	1,630	1,553	3,531	3,025
Income/(loss) before taxes	591	330	357	921	639
Operating Segments [Member] | Investment Banking & Capital Markets
Segment Reporting Information
Net revenues	702	183	454	885	810
Income/(loss) before taxes	202	(378)	6	(176)	(87)
Corporate Center
Segment Reporting Information
Net revenues	(251)	(73)	(184)	(324)	(275)
Income/(loss) before taxes	(575)	SFr (129)	(396)	(704)	(779)
Bank
Segment Reporting Information
Net revenues	6,230		5,676	12,015	11,111
Income/(loss) before taxes	SFr 1,489		SFr 1,270	2,582	2,261
Bank | Operating Segments [Member] | Swiss Universal Bank
Segment Reporting Information
Net revenues				3,013	2,855
Income/(loss) before taxes				1,276	1,204
Bank | Operating Segments [Member] | International Wealth Management
Segment Reporting Information
Net revenues				2,776	2,786
Income/(loss) before taxes				885	967
Bank | Operating Segments [Member] | Asia Pacific
Segment Reporting Information
Net revenues				2,089	1,767
Income/(loss) before taxes				550	420
Bank | Operating Segments [Member] | Global Markets
Segment Reporting Information
Net revenues				3,531	3,025
Income/(loss) before taxes				921	639
Bank | Operating Segments [Member] | Investment Banking & Capital Markets
Segment Reporting Information
Net revenues				885	810
Income/(loss) before taxes				(176)	(87)
Bank | Adjustments
Segment Reporting Information
Net revenues				(279)	(132)
Income/(loss) before taxes				SFr (874)	SFr (882)